Guarantees in insurance contracts (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Liabilities for Financial Guarantees for Minimum Benefits, Net of Present Value of Expected Future Premiums
The following table provides information on the liabilities for financial guarantees for minimum benefits, net of present value of the expected future premiums that are received to cover these guarantees:

	2019			2018
	United States 1)	The Netherlands 2)	Total 3)	United States 1)	The Netherlands 2)	Total 3)
At January 1	766	1,678	2,445	247	1,547	1,794
Incurred guarantee benefits 4)	518	57	575	491	131	622
Paid guarantee benefits	(1)	-	(1)	(1)	-	(1)
Net exchange differences	13	-	13	29	-	29
At December 31	1,296	1,735	3,031	766	1,678	2,445

Account value 5)	34,503	8,626	43,130	30,788	8,175	38,963
Net amount at risk 6)	236	2,002	2,239	235	2,004	2,239

1	Guaranteed minimum accumulation and withdrawal benefits.
2	Fund plan and unit-linked guarantees.
3	Balances are included in the derivatives liabilities on the face of the statement of financial position; refer to note 24 Derivatives.
4	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and fair value movements during the reporting year.
5	Account value reflects the actual fund value for the policyholders.
6	The net amount at risk represents the sum of the positive differences between the discounted maximum amount payable under the guarantees and the account value.

Summary of Liabilities for Guarantees for Minimum Benefits
The following table provides information on the liabilities for guarantees for minimum benefits that are included in the valuation of the host contracts:

	2019			2018
	GMDB 1)	GMIB 2)	Total 4)	GMDB 1)	GMIB 2)	Total 4)
At January 1	519	906	1,425	364	608	972
Incurred guarantee benefits 5)	(27)	(210)	(238)	197	282	479
Paid guarantee benefits	(53)	(27)	(81)	(65)	(23)	(88)
Net exchange differences	10	17	27	23	39	62
At December 31	448	686	1,133	519	906	1,425

	GMDB 1) , 3)	GMIB 2) , 3)		GMDB 1) , 3)	GMIB 2) , 3)
Account value 6)	54,411	5,331		48,174	4,770
Net amount at risk 7)	1,268	688		2,839	888
Average attained age of contract holders	70	71		70	71
1	Guaranteed minimum death benefit in the United States.
2	Guaranteed minimum income benefit in the United States.
3	Note that the variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
4	Balances are included in the insurance liabilities on the face of the statement of financial position; refer to note 34 Insurance contracts.
5
Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money
guarantees and value changes as a consequence of interest movements during the reporting year.

6	Account value reflects the actual fund value for the policyholders.
7
The net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contract holder determined in accordance with the terms of the contract in excess of the current account balance.

Summary of Liabilities for Guarantees That are Included in Valuation of Host Contracts, Net of Present Value of Expected Future Premiums
The following table provides information on the liabilities for guarantees that are included in the valuation of the host contracts, net of the present value of the expected future premiums that are received to cover these guarantees:

	2019	2018
	GMI 1), 2)	GMI 1), 2)
At January 1	5,063	4,719
Incurred guarantee benefits 3)	1,358	344
At December 31	6,422	5,063

Account value 4)	19,985	18,346
Net amount at risk 5)	6,335	4,933

1	Guaranteed minimum investment return in the Netherlands.
2	Balances are included in the insurance liabilities on the face of the statement of financial position; refer to note 34 Insurance contracts.
3	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and fair value movements during the reporting year.
4	Account value reflects the liability value of the insurance contracts as a whole.
5
The net amount at risk represents the sum of the differences between the guaranteed and actual amount that is credited to the policyholders. For Individual policies only positive differences are included, for Group pensions contracts carry forwards of negative differences are recognized.